Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Contract Liabilities [Abstract]
Schedule of Contract Liabilities

Contract liabilities - current as of December 31, 2024 and 2023 were as follows:

	As of December 31,
	2024	2023

Deferred revenue related to customer loyalty program	14,187,502	20,008,439
Advance from customers related to coupons and gift cards	12,390,620	11,255,648
Deferred revenue related to upfront franchise fees received from sub-franchisees	3,235,686	1,349,357
Advance from sub franchisees related to other franchise support activities	8,435,669	2,692,461
Other	1,428,070	5,408,929
Total	39,677,547	40,714,834

Contract liabilities – non-current as of December 31, 2024 and 2023 were as follows:

	As of December 31,
	2024	2023
Deferred revenue related to upfront franchise fees received from sub-franchisees	7,781,755	5,271,661
Other	240,000	-
Total	8,021,755	5,271,661